Long-term obligations - Future maturities of long-term debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Maturities Of Long Term Debt [Line Items]
Future maturities of long-term debt, 2013	$ 25,125
Future maturities of long-term debt, 2014	25,125
Future maturities of long-term debt, 2015	25,125
Future maturities of long-term debt, 2016	1,865,927
Future maturities of long-term debt, 2017	9,700
Future maturities of long-term debt, Thereafter	$ 2,066,654